Warrants (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Summary of Warrant Related Activity

The following table summarizes warrant-related activity for the three months ended June 30, 2012:

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	June 30, 2012	June 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.4
B	2.00	2,520,000	-	2,520,000	4.8
C	3.00	2,520,000	-	2,520,000	6.8
		6,214,785	-	6,214,785	4.9

The following table summarizes warrant-related activity for the year ended March 31, 2012:

Series	Exercise Price	Number of Warrants Outstanding at March 31, 2011	Issued	Number of Warrants Outstanding at March 31, 2012	Weighted Average Remaining Contractual Term (Years) at March 31, 2012
A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2